Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction
Trade accounts payables to related parties	$ 2,206	$ 901
KOAS [Member]
Related Party Transaction
Trade accounts payables to related parties	1,304	216
KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 902	$ 685